FAIR VALUE MEASUREMENTS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	$ 103,756,614	$ 104,225,692
U.S. government agency obligations
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	29,048,102	25,869,606
State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	45,734,239	45,573,608
Other securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	3,501	3,501
Mortgage-backed: residential
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	$ 28,970,772	$ 32,778,977
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government agency obligations
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed: residential
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	$ 103,756,614	$ 104,225,692
Recurring basis | Significant Other Observable Inputs (Level 2) | U.S. government agency obligations
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	29,048,102	25,869,606
Recurring basis | Significant Other Observable Inputs (Level 2) | State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	45,734,239	45,573,608
Recurring basis | Significant Other Observable Inputs (Level 2) | Other securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	3,501	3,501
Recurring basis | Significant Other Observable Inputs (Level 2) | Mortgage-backed: residential
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	$ 28,970,772	$ 32,778,977
Recurring basis | Significant Unobservable Inputs (Level 3)
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Significant Unobservable Inputs (Level 3) | U.S. government agency obligations
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Significant Unobservable Inputs (Level 3) | State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Significant Unobservable Inputs (Level 3) | Other securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Significant Unobservable Inputs (Level 3) | Mortgage-backed: residential
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Total
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	$ 103,756,614	$ 104,225,692
Recurring basis | Total | U.S. government agency obligations
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	29,048,102	25,869,606
Recurring basis | Total | State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	45,734,239	45,573,608
Recurring basis | Total | Other securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	3,501	3,501
Recurring basis | Total | Mortgage-backed: residential
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	$ 28,970,772	$ 32,778,977